Property, Plant and Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 355.0	$ 365.3	$ 323.9
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,108.1	1,183.5
Accumulated Depreciation and Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(753.1)	(818.2)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	23.6	14.8	11.1
Land | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	35.6	26.8
Land | Accumulated Depreciation and Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(12.0)	(12.0)
Buildings including improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	154.6	157.5	141.6
Buildings including improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	351.7	375.5
Buildings including improvements | Accumulated Depreciation and Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(197.1)	(218.0)
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	176.8	193.0	$ 171.2
Machinery and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	720.8	781.2
Machinery and equipment | Accumulated Depreciation and Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ (544.0)	$ (588.2)